Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Taxes.
Income Taxes

13. Income Taxes

The Company recorded no provision or benefit for income tax expense for the six months ended June 30, 2021.

For all periods presented, the pretax losses incurred by the Company received no corresponding tax benefit because the Company concluded that it is more likely than not that the Company will be unable to realize the value of any resulting deferred tax assets. The Company will continue to assess its position in future periods to determine if it is appropriate to reduce a portion of its valuation allowance in the future.

On March 27, 2020, Congress enacted the CARES Act to provide certain relief as a result of the COVID-19 pandemic. The CARES Act, among other things, includes provisions relating to net operating loss carryback periods, alternative minimum tax credit refunds, and modification to the net interest deduction limitations. The CARES Act did not have a material impact on the Company’s consolidated financial statements for the six months ended June 30, 2021. The Company continues to monitor any effects on its financial statements that may result from the CARES Act. Upon consummation of the Merger, a change in control was deemed to have occurred and the Company's net operating loss carrybacks could be subject to limitations.

The Company has no open tax audits with any taxing authority as of June 30, 2021.

10. Income Taxes

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consist of the following:

	For the Years
	Ended
	December 31,
	2020	2019
Statutory federal income tax benefit	(21.00)%	(21.00)%
Permanent items	(0.04)%	0.01%
Foreign rate differential	0.01%	(0.02)%
State taxes, net of federal tax benefit	(1.74)%	0.60%
Change in valuation allowance	23.01%	22.23%
R&D credit	(0.24)%	(1.90)%
Other	—%	0.07%
Effective tax rate	—%	—%

The components of income tax provision (benefit) are as follows:

	As of December 31,
	2020	2019
Federal:
Current	$—	$—
Deferred	(11,015,759)	(1,496,712)
State and Local:
Current	—	—
Deferred	(900,789)	39,574
Foreign:
Current	—	—
Deferred	2,867	(8,412)
Change in valuation allowance	11,913,681	1,465,550
Total	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$8,243,959	$6,943,988
Convertible notes payable discount and embedded derivative	—	101,521
Common stock warrants	1,405,796	179,271
Israel net operating loss carryforwards	128,469	131,336
Founder share options	469,062	472,195
Stock-based compensation	681,446	497,315
Settlement liability	9,005,860	—
Bonus accrual	120,995	—
Other	58,721	—
R&D credit	375,000	250,000
	20,489,308	8,575,626
Valuation allowance	(20,489,308)	(8,575,626)
Deferred tax assets, net of allowance	$—	$—

As of December 31, 2020 and 2019, the Company had federal and state net operating loss carryforwards of approximately $37,000,000 and $31,200,000, respectively. As of December 31, 2020 and 2019, the Company had approximately $559,000 and $547,000 of foreign net operating loss carryforwards, respectively. The federal, state and foreign net operating loss carryforwards generated in the tax years from 2015 to 2020 will begin to expire, if not utilized, by 2035. Utilization of the net operating loss carryforwards may be subject to an annual limitation according to Section 382 of the Internal Revenue Code of 1986 as amended, and similar provisions.

The Company has determined, based upon available evidence, that it is more likely than not that all of the net deferred tax asset will not be realized and, accordingly, has provided a full valuation allowance against its net deferred tax asset. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments.

The Company recorded approximately $1,000,000 as a reduction of the deferred tax asset due to uncertain tax positions that if recognized would reduce Federal and state net operating loss carryforwards and R&D credit carryforwards. In the next twelve months, the Company plans to file amended returns to reduce a portion of its uncertain tax position recorded in the current year.

The Company recognizes interest accrued to unrecognized tax benefits and penalties as income tax expense. The Company accrued total penalties and interest of $0 during the years ended December 31, 2020 and 2019 and in total, as of December 31, 2020 and 2019 has recognized penalties and interest of $0.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Company is subject to examination by federal and foreign jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. As of December 31, 2020, open years related to all jurisdictions are 2019, 2018, 2017, 2016 and 2015.

The Company has no open tax audits with any taxing authority as of December 31, 2020.